Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States					$ (14,210,716)	$ (5,828,261)
Foreign					(7,811)	788,159
Income before income taxes	$ (1,602,139)	$ (1,724,060)	$ (332,647)	$ (3,079,262)	$ (14,218,527)	$ (5,040,102)